Revenues	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Revenues	Revenues
Revenues are comprised of the following:

	Year Ended December 31
	2021	2022	2023
Time charter revenue	$328,905	$351,006	$290,440
Voyage charter revenue	5,578	—	—
Other income	8,992	13,044	4,953
Total	$343,475	$364,050	$295,393

The Company generates its revenues from time charters or infrequently under voyage contracts.

Time charter agreements may have renewal options for one month to three years. The time charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous cargo. The Company typically enters into time charters ranging from one month to five years and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above.

Vessels may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. A significant portion of the voyage hire is typically paid upon initiation of the voyage and the remainder upon completion of the performance obligation.

During the years ended December 31, 2021, 2022 and 2023, the Company generated revenue from its time charters of $328,905, $351,006 and $290,440, respectively. Scrubber -fitted vessels are able to earn a premium attributable to the use of the scrubbers installed on board the vessels, to reduce the sulfur content of fuels in compliance to legislation effective January 1, 2020. This premium may be fixed as part of the daily charter rate or may vary based on actual consumption, such variable consideration amounted to $13,710, $29,628 and $34,623 and is included in time charter revenue for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, the time charters under which the Company vessels were employed had remaining term ranging from less than one month to twelve months based on the minimum duration of the contracts, excluding twelve vessels, one of which was employed under a time charter for an original duration of two years, four of which were employed under time charters for an original duration of three years, six of which were employed under time charters for an original duration of five years and one vessel which was on long term time charter for a period of twenty years, with a remaining tenor ranging between one to eight years.

As of December 31, 2023, December 31, 2022 and December 31, 2021 no vessel was employed under a voyage charter. All voyage charters during the year ended December 31, 2021 ended in the same period.